OTHER FINANCIAL LIABILITIES	6 Months Ended
Dec. 31, 2019
OTHER FINANCIAL LIABILITIES [Abstract]
OTHER FINANCIAL LIABILITIES
6.	OTHER FINANCIAL LIABILITIES

	December 31, 2019 US$	June 30, 2019 US$

Current
Loans and borrowings[1]	242,323	-
Lease liabilities	74,880	-
Total current other financial liabilities	317,203	-

Non-current
Loans and borrowings[1]	611,987	-
Lease liabilities	127,156	-
Total non-current other financial liabilities	739,143	-

Total other financial liabilities	1,056,346	-

Notes:

[1]
At December 31, 2019, the Group had loans and borrowings relating to two surface properties that form part of ‘exploration and evaluation assets’. The first has an outstanding balance of US$294,570 at December 31, 2019 and is repayable in monthly instalments until October 2023, based on an interest rate of 10%, and secured by the respective surface property. The second has an outstanding balance of US$559,740 and is repayable in monthly instalments until September 2022, based on an implied interest rate of 10%, and secured by the respective surface property.